Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2020 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		$ 400,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		400,000
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		500,000
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		500,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 12,250
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	12,250
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		17,211
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		17,211
Floating-to-fixed interest rate swap, Mar. 4, 2020
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Floating-to-fixed interest rate swap, Mar. 4, 2020 | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		$ 300,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	25,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	25,000
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	37,500
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 37,500